Nile Capital Investment Trust

August 3, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Nile Capital Investment Trust– Nile Pan Africa Fund, Nile Frontier and Emerging Fund and Nile Africa and Frontier Bond Fund

Post Effective Amendment No. 12 to the Registration Statement on Form N-1A

(File No. 333-164528, CIK No. 0001481686)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Nile Capital Investment Trust (the “Trust”), on behalf of the Nile Pan Africa Fund, Nile Frontier and Emerging Fund and Nile Africa and Frontier Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2015 (SEC Accession No. 0001162044-15-000713).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Steve Troche at (631) 470-2600.

Very truly yours,

_/s/ Andy Chen____

                Andy Chen

Secretary

cc:   JoAnn M. Strasser, Esq.